SHORT TERM AND LONG TERM DEBT (Schedule of Aggregate Annual Maturities) (Details) - Debt Instrument [Line Items] $ in Thousands	Dec. 31, 2018 USD ($)
Debt Instrument Line Items
2019	$ 8,333
2020	8,333
2021	8,334
Present value of principal payments	25,000
Less: current portion	(8,333)
Long-term debt	$ 16,667